Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total	$ 74	$ 192	$ 309	$ 109
Research and Development Expenses [Member]
Statement Line Items [Line Items]
Total		139	129	53
General and Administrative Expenses [Member]
Statement Line Items [Line Items]
Total		$ 53	$ 180	$ 56